Financial Instruments and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 82,705	$ 95,599
Financial assets, Fair value	82,705	95,599
Financial liabilities, Carrying amount	5,600,078	5,501,975
Financial liabilities, Fair value	5,868,261	5,735,931
Other Non-Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	45,202	34,984
Financial assets, Fair value	45,202	34,984
Accounts and Other Receivables and Prepaid Expenses and Other Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,019	20,000
Financial assets, Fair value	11,019	20,000
Total Current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	37,503	60,615
Financial assets, Fair value	37,503	60,615
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	45,202	34,984
Financial assets, Fair value	45,202	34,984
Forward Foreign Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	26,484	40,615
Financial assets, Fair value	26,484	40,615
Financial liabilities, Carrying amount	4,823
Financial liabilities, Fair value	4,823
Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,595,255	5,501,975
Financial liabilities, Fair value	5,863,438	5,735,931
Total current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	177,920	374,607
Financial liabilities, Fair value	200,120	401,464
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,422,158	5,127,368
Financial liabilities, Fair value	$ 5,668,141	$ 5,334,467